Consolidated Statement of Changes in Equity (Parenthetical) - $ / shares	1 Months Ended		3 Months Ended										12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statement of Changes in Equity
Dividends that have been declared but paid in subsequent period (in dollars per share)	$ 1.025	$ 0.855
Dividends declared in current period (in dollars per share)			$ 1.11	$ 1.11	$ 1.11	$ 1.11	$ 1.025	$ 1.025	$ 1.025	$ 0.855	$ 0.855	$ 0.855	$ 4.44	$ 3.075	$ 3.59